Finance Costs (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Finance Costs Tables Abstract
Schedule of Finance Costs

Finance costs comprises of the following:

	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017

Interest on Gold Bullion Loans (Note 21)	$375,921	$337,012	$293,278
Interest on Convertible Loans (Note 23)	229,854	212,201	54,140

	$605,775	$549,213	$347,418